Defined Contribution Plan (Q1) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Vesting period	2 years		2 years
Employer contribution made, net	$ 0.1	$ 0.1	$ 0.3	$ 0.3	$ 0.2